Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kirr, Marbach Partners Funds, Inc.
Entity Central Index Key	0001071196
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Kirr, Marbach Partners Value Fund
Shareholder Report [Line Items]
Fund Name	Kirr, Marbach Partners Value Fund
Class Name	Kirr, Marbach Partners Value Fund
Trading Symbol	KMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kirr, Marbach Partners Value Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
Additional Information Phone Number	1-812-376-9444
Additional Information Website	https://www.kmpartnersfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kirr, Marbach Partners Value Fund	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Patient investors were rewarded for their fortitude in the year ending September 30, 2025. The U.S. stock market briefly entered “bear market” territory (a decline of > 20%) in the aftermath of the announcement of President Trump’s “Liberation Day” tariffs, only to subsequently stage a rapid, massive rally from the closing low on April 8, 2025.
We believe the S&P 500® Equal-Weighted Index (all 500 constituents have same 0.2% index weight) gives a better representation of the how the “average stock” performed versus the traditional, capitalization-weighted S&P 500® Index (10 largest-capitalization stocks have a combined index weight of about 40.4%, representing a record high concentration). For the 12-month period ended September 30, 2025, the traditional, capitalization-weighted S&P 500® Index had a total return of 17.60%, driven by the superior performance of the “Magnificent Seven”  mega-capitalization technology stocks (Apple, Microsoft, NVIDIA, Alphabet, Amazon, Meta Platforms and Tesla). By contrast, the equal-weighted S&P 500® Index had a more modest total return of 7.80%.
Similarly, the S&P 500® Growth Index had a total return of 26.85% for the 12-month period ending September 30, 2025, while the S&P 500® Value Index had a total return of 6.74%.
Given the “average stock” significantly underperformed the S&P 500® Index for the 12-month period ending September 30, 2025 and “value” stocks massively  underperformed “growth” stocks, we are pleased with the Fund’s superior performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Kirr, Marbach Partners Value Fund	22.99	19.47	10.74
S&P 500® Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kmpartnersfunds.com for more recent performance information.
Net Assets	$ 108,619,790
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 931,024
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$108,619,790	Net Advisory Fee	$931,024
Number of Holdings	40	Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments  as of  September 30, 2025)

Top 10 Issuers
Broadcom, Inc.	9.7%
EMCOR Group, Inc.	8.0%
MasTec, Inc.	6.8%
AutoZone, Inc.	6.7%
Vistra Energy Corp.	6.6%
Colliers International Group, Inc.	4.3%
Alphabet, Inc.	4.3%
Republic Services, Inc.	4.1%
Constellation Software, Inc.	3.7%
SS&C Technologies Holdings, Inc.	3.4%

Industry
Industrial	29.1%
Technology	18.4%
Consumer, Cyclical	15.1%
Consumer, Non-cyclical	14.3%
Utilities	6.6%
Financial	6.1%
Communications	5.5%
Energy	3.5%
Cash & Other	1.4%

Material Fund Change [Text Block]	Changes to Shareholder Fees (fees paid directly from your investment). Effective 1/28/25 the investment advisory fee was reduced to 0.90% from 1.00% and Expense Cap to 1.35% from 1.45%.
Updated Prospectus Web Address	https://www.kmpartnersfunds.com